Cover	Jun. 30, 2026
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment to the Current Report on Form 8-K/A (this “Amended Report”) of Blue Acquisition Corp. (the “Company”) amends the Company’s Current Report on Form 8-K, which was filed with the Securities and Exchange Commission on June 30, 2026 (the “Original Report”). The Company inadvertently filed an incorrect copy of the Third Amendment (as defined below), and this Amended Report is being filed solely to replace in its entirety Exhibit 2.1 filed with the Original Report with the correct version of Exhibit 2.1 filed herewith. Other than as described above, this Amended Report does not amend any other information previously filed in the Original Report.
Document Period End Date	Jun. 30, 2026
Entity File Number	001-42699
Entity Registrant Name	Blue Acquisition Corp/Cayman
Entity Central Index Key	0002059654
Entity Tax Identification Number	98-1855000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	1601 Anita Lane
Entity Address, City or Town	Newport Beach
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92660-4803
City Area Code	646
Local Phone Number	543-5060
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one right
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one right
Trading Symbol	BACCU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	BACC
Security Exchange Name	NASDAQ
Rights, each right entitling the holder to receive one-tenth (1/10) of one Class A ordinary share upon the consummation of an initial business combination
Title of 12(b) Security	Rights, each right entitling the holder to receive one-tenth (1/10) of one Class A ordinary share upon the consummation
Trading Symbol	BACCR
Security Exchange Name	NASDAQ